Borrowings And Debentures - Details Of Borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total	₩ 24,755,459	₩ 20,745,466	$ 20,827,410
Present value discount
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ (49,692)	₩ (560)
Borrowings from The BOK
Disclosure of detailed information about borrowings [line items]
Interest rate	0.30%	0.30%	0.30%
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 3,144,897	₩ 2,678,120
Lenders	The BOK	The BOK
Borrowings in local currency
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 15,183,026	₩ 12,089,187
Borrowings from government funds | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Borrowings from government funds | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%	5.00%	2.40%
Borrowings from government funds | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 2,053,611	₩ 2,155,129
Lenders	Small Enterprise And Market Service and others	Small Enterprise And Market Service and others
Borrowings in foreign currencies
Disclosure of detailed information about borrowings [line items]
Lenders	JPMorgan Chase & Co. and others	JPMorgan Chase & Co. and others
Borrowings in foreign currencies | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	(0.50%)	(0.40%)	(0.50%)
Borrowings in foreign currencies | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	7.30%	7.30%	7.30%
Borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 8,545,077	₩ 7,573,722
Others | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Others | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.10%	5.50%	3.10%
Others | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 9,984,518	₩ 7,255,938
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
Bills sold | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Bills sold | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.30%	0.90%	1.30%
Bills sold | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 9,111	₩ 8,924
Lenders	Others	Others
Call money | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	(0.50%)	(0.30%)	(0.50%)
Call money | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%	3.80%	2.60%
Call money | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 317,961	₩ 416,370
Lenders	Bank and others	Bank and others
Bonds sold under repurchase agreements | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	(0.50%)	(0.50%)	(0.50%)
Bonds sold under repurchase agreements | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	10.60%	10.60%	10.60%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 749,976	₩ 657,823
Lenders	Other financial institutions	Other financial institutions